Stock-Based Compensation - Outstanding and Exercisable Options under 2001 Equity Incentive Plan and Long-Term Incentive Plan (Detail) - AUD	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Exercise Price	AUD 6.38
Options outstanding Number	48,896	104,027	511,780
Options outstanding, Weighted average remaining life	8 months 12 days
Options outstanding, weighted average exercise price	AUD 6.38	AUD 7.22	AUD 8.17
Options outstanding, aggregate intrinsic value	AUD 693,834